Other Current Liabilities (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Other Current Liabilities [Abstract]
Accrued expenses	$ 10,092,000	[1]	$ 11,800,000	[1]
Employees and institutions in respect thereof	4,463,000		3,363,000
Government institutions	4,260,000		5,062,000
Related party	125,000		47,000
Accrued Dividend	2,570,000
Others	863,000		694,000
Other current liabilities	22,373,000		20,966,000
Legal fees	$ 5,800,000		$ 7,900,000

[1]	(*) As of December 31, 2012 and 2011 includes approximately US$5.8 million and US$7.9 million respectively, regarding the legal fees resulting from the claim described in Note 12A3.